Supplemental cash flow information - Disclosure of changes in noncash working capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Supplemental Cash Flows Information [Abstract]
Receivables and receivable due from related party	$ 5,643	$ (4,628)
Prepaid expenses and deposits	10	(235)
Accounts payable and accrued liabilities	1,445	(2,322)
Change in non-cash working capital	$ 7,098	$ (7,185)